Share-based compensation - Share options (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	5 Months Ended	12 Months Ended			18 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Share-based compensation
Number of options granted			6,635,508	80,907,443	56,222,658
Share-based compensation expenses			¥ 108,516	¥ 17,393	¥ 31,899
Share options with service condition only
Share-based compensation
Vesting period			4 years
Vesting period 2			2 years
Number of options granted			6,635,508	0	4,250,000
Share options with service condition only | First percentage of vesting | Vesting upon the first or second anniversary
Share-based compensation
Vesting percentage			25.00%
Share options with service condition only | First percentage of vesting | Vesting after the first or second anniversary
Share-based compensation
Vesting percentage			25.00%
Share options with service condition only | Second percentage of vesting | Vesting upon the first or second anniversary
Share-based compensation
Vesting percentage			50.00%
Share options with service condition only | Second percentage of vesting | Vesting after the first or second anniversary
Share-based compensation
Vesting percentage			50.00%
Share options with both service and performance condition
Share-based compensation
Number of options granted						79,528,000
Share-based compensation expenses	¥ 12,917	¥ 0